LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
LEASE OBLIGATIONS

9. LEASE OBLIGATIONS
As at December 31, 2021, the Trust had leases for the use of office space, office and other equipment, and ground leases for the land upon which four income-producing properties in Europe and Canada are situated. The Trust recognized these leases as right-of-use
assets and recorded related lease liability obligations.
Future minimum lease payments relating to the
right-of-use
assets as at December 31, 2021 in aggregate for the next five years and thereafter are as follows:

2022	$505
2023	318
2024	292
2025	259
2026	231
2027 and thereafter	30,545
$32,150

During the year ended December 31, 2021, the Trust recognized $1.6 million (2020 — $1.6 million) of interest expense related to lease obligations (note 13(d)).